Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Impacts on Consolidated Statements of Financial Position
i)	Impacts on the consolidated statement of financial position as of December 31, 2020

(In millions of won)
	As previously reported		Adjustments	As restated
Assets
Property, plant and equipment	~~W~~	20,147,051	(7,348)	20,139,703
Deferred tax assets		2,273,677	1,837	2,275,514

	~~W~~ 	22,420,728	(5,511)	22,415,217

Equity
Retained earnings	~~W~~	7,524,297	(5,511)	7,518,786

ii)	Impacts on the consolidated statement of financial position as of December 31, 2021

(In millions of won)
	Amounts before adoption of change		Adjustments	As reported
Assets
Property, plant and equipment	~~W~~	20,564,161	(5,715)	20,558,446
Deferred tax assets		2,306,263	1,429	2,307,692

	~~W~~ 	22,870,424	(4,286)	22,866,138

Equity
Retained earnings	~~W~~	8,545,807	(4,286)	8,541,521

Impacts on Consolidated Statements of Comprehensive Income
iii)	Impacts on the consolidated statement of comprehensive income for the year ended December 31, 2020

(In millions of won, except earnings per share)
	As previously reported		Adjustments	As restated

Revenue	~~W~~	24,230,124	31,437	24,261,561
Cost of sales		(21,587,554)	(38,785)	(21,626,339)

Gross profit	~~W~~	2,642,570	(7,348)	2,635,222

Operating loss	~~W~~	(29,117)	(7,348)	(36,465)
Loss before income tax	~~W~~	(595,098)	(7,348)	(602,446)
Income tax benefit		(524,462)	(1,837)	(526,299)

Loss for the year	~~W~~	(70,636)	(5,511)	(76,147)

Basic and diluted loss per share (in won)	~~W~~	(250)	(15)	(265)

iv)	Impacts on the consolidated statement of comprehensive income for the year ended December 31, 2021

(In millions of won, except earnings per share)
	Amounts before adoption of change		Adjustments	As reported

Revenue	~~W~~	29,878,043	—	29,878,043
Cost of sales		(24,574,572)	1,633	(24,572,939)

Gross profit	~~W~~	5,303,471	1,633	5,305,104

Operating income	~~W~~	2,228,975	1,633	2,230,608
Profit before income tax	~~W~~	1,717,252	1,633	1,718,885
Income tax expense		384,933	408	385,341

Profit for the year	~~W~~	1,332,319	1,225	1,333,544

Basic earnings per share (in won)	~~W~~	3,312	3	3,315
Diluted earnings per share (in won)	~~W~~	3,126	4	3,130

Impacts on Consolidated Statements of Changes in Equity
v)	Impacts on the consolidated statement of changes in equity for the year ended December 31, 2020

- As previously reported
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	7,503,312	11,340,483	12,488,281
Loss for the year		(89,342)	(89,342)	(70,636)

Balances at December 31, 2020	~~W~~	7,524,297	11,401,043	12,736,939

- Adjustments
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	—	—	—
Loss for the year		(5,511)	(5,511)	(5,511)

Balances at December 31, 2020	~~W~~	(5,511)	(5,511)	(5,511)

- As restated
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	7,503,312	11,340,483	12,488,281
Loss for the year		(94,853)	(94,853)	(76,147)

Balances at December 31, 2020	~~W~~	7,518,786	11,395,532	12,731,428

Impacts on Consolidated Statements of Cash Flows
vi)	Impacts on the consolidated statement of cash flows for the year ended December 31, 2020

(In millions of won)
	As reported		Adjustments	Restated

Net cash provided by operating activities(*)	~~W~~	2,286,948	(8,164)	2,278,784
Net cash used in investing activities(*)		(2,319,316)	8,164	(2,311,152)

(*)	The net proceeds from selling items produced during the test are reclassified from net cash used in investing activity to net cash provided by operating activity.

Estimated Useful Lives of Property, Plant and Equipment
Estimated useful lives of the assets are as
follows:

Estimated useful lives (years)

Buildings and structures	20 ~ 40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*)	The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Estimated Useful Lives of Intangible Assets, Other Than Goodwill

Estimated useful lives (years)
Intellectual property rights	5, 10(*1)
Rights to use electricity, water and gas supply facilities	10
Software	4(*1)
Customer relationships	7, 10
Technology	10
Development costs	(*2)
Condominium and golf club memberships	Indefinite

(*1)	Software license and patent royalty are amortized over the useful lives considering the contract period.
(*2)
Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products. Amortization of capitalized development costs are recognized in research and development expenses in the consolidated statement of comprehensive income (loss).